Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events	Subsequent events:
(a)On January 2, 2024, the Company paid $38,082,000 in dividends on its common shares.
(b)On January 30, 2024, the Company paid $0.496875, $0.492188, and $0.437500 per Series D, Series H and Series J preferred share, respectively, representing a total distribution of $12,223,000.
(c)Between January and February 2024, the Company accepted the delivery of nine newbuild vessels. Two of these vessels each commenced 18-year bareboat charter while the remaining seven vessels all commenced long-term time charters upon delivery.
(d)In February 2024, the Company exercised its option under an existing lease financing arrangement to purchase one 14,000 TEU vessel. The purchase is expected to complete in February 2025 at the pre-determined purchase price of $61,600,000.
(e)In February 2024 the Company completed the sale of one 4,250 TEU vessel for gross proceeds of $29,800,000.
(f)In February 2024, the Company repaid an aggregate of $25,700,000 in connection with the repurchase of the remaining 2024 and 2026 NOK Bonds.
(g)In March 2024, the Company amended and extended an existing revolving credit facility to increase the borrowing capacity by $50,000,000 and extending the maturity date from February 2025 to March 2027.
(h)In March 2024, the Company completed sale-leaseback financing for two vessels in the aggregate amount of $54,000,000.
(i)In March 2024, the Company entered into shipbuilding contracts for the construction of two 10,800 CEU dual-fuel liquefied natural gas PCTC newbuilds. Upon delivery, each vessel will commence a long term charter.